UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C.  20549

			    FORM 13F

		     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:13F-HR
 This Amendment (Check only one.):[ ] is a restatement.
				  [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Greenleaf Asset Management, Inc.
Address:	3505 Greenleaf Blvd.
		Kalamazoo, MI  49008


Form 13F File Number: 28-05069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:		William D. Johnston
Title:		President
Phone:		616-353-8484

Signature, Place, and Date of Signing:
William D. Johnston  Kalamazoo, Michigan  May 19, 2000


Report Type (Check only one):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

		    FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:     2,863,017

Form 13F Information Table Value Total:  $184,616,000



List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
				  Value  Shares/ sh/ put/ Invstmt Other   Voting Authority
Name of Issuer      Class Cusip  (x$1000) prnamt prn call Dscretn Manager Sole Shared None

American Eagle Out  com	  02553D108 2692    70950 sh	  sole	  none		     70950
American Express Co com	  25816109  419      2810 sh	  sole	  none		      2810
American Pwr Conv   com	  029066107 1760    41050 sh	  sole	  none		     41050
AT&T Corp	    com	  001957109 495      8793 sh	  sole	  none		      8793
Bank One Corp	    com   6423A103  86       2506 sh	  sole	  none		      2506
Bed Bath & Beyond   com	  075896100 593     15050 sh	  sole	  none		     15050
Bell Atlantic 	    com	  77853109  557      9110 sh	  sole	  none		      9110
Bellsouth Corp	    com	  79860102  573     12225 sh	  sole	  none		     12225
Biomet Inc	    com	  90613100  353      9700 sh	  sole	  none		      9700
Bristol Myers Squibbcom	  110122108 1161    20010 sh	  sole	  none		     20010
Capital One Finl    com	  14040H105 281      5870 sh	  sole	  none		      5870
Catalina Mkting Corpcom	  148867104 894	     8825 sh	  sole	  none		      8825
Cisco Sys Inc	    com	  17275R102 2667    34500 sh	  sole	  none		     34500
Citigroup	    com	  17296101  359      6000 sh	  sole	  none		      6000
Concord EFS Inc	    com	  206197105 769     33525 sh	  sole	  none		     33525
Disney Walt Co	    com   254687106 260	     6300 sh	  sole	  none		      6300
Duke Realty Invt    com	  264411505 28       1450 sh	  sole	  none		      1450
Emerson Elec Co	    com	  291011104 139	     2620 sh	  sole	  none		      2620
ExxonMobil Corp	    com	  30231G102 542	     6950 sh	  sole	  none		      6950
Ford Mtr Co Del	    com	  345370100 316      6879 sh	  sole	  none		      6879
General Elec Co     com	  369604103 2300    14778 sh	  sole	  none		     14778
Global Crossing LTD com	  G3921A100 1048    25600 sh	  sole	  none		     25600
GTE Corp	    com	  362320103 305      4300 sh	  sole	  none		      4300
Hewlett Packard Co  com	  428236103 332	     2500 sh	  sole	  none		      2500
Huntington Bancsharecom	  446150104 173      7748 sh	  sole	  none		      7748
Home Depot Inc	    com	  437076102 258	     4000 sh	  sole	  none		      4000
Intel Corp	    com	  458140100 2407    18240 sh	  sole	  none		     18240
Intl Business Mach  com   459200101 402	     3408 sh	  sole	  none		      3408
JDS Uniphase Corp   com	  46612J101 587	     4870 sh	  sole	  none		      4870
Johnson & Johnson   com	  478160104 353	     5031 sh	  sole	  none		      5031
Jones Pharma Inc    com	  480236108 1050    34575 sh	  sole	  none		     34575
LSI Logic Corp	    com	  502161102 2237    30800 sh	  sole	  none		     30800
Lucent Technologies com	  549463107 947     15464 sh	  sole	  none		     15464
McDonalds Corp      com	  580135101 706	    18884 sh	  sole	  none		     18884
Merck & Co Inc      com	  589331107 786     12650 sh	  sole	  none		     12650
Microsoft Corp	    com	  594918104 373	     3509 sh	  sole	  none		      3509
Midcap SPDR TRunit ser1   595635103 2384    26125 sh	  sole	  none		     26125
Morgan JP & Co Inc  com	  616880100 494	     3750 sh	  sole	  none		      3750
Nasdaq 100 Tr unit ser1	  631100104 5154    47070 sh	  sole	  none		     47070
National City Corp  com	  635405103 1022    49568 sh	  sole	  none		     49568
Pharmacia & Upjohn  com	  716941109 9613   161560 sh	  sole	  none		    161560
Procter & Gamble Co com	  742718109 133	     2350 sh	  sole	  none		      2350
Qualcomm Inc	    com	  747525103 1147     7680 sh	  sole	  none		      7680
Sara Lee Corp	    com	  803111103 294	    16311 sh	  sole	  none		     16311
SBC Communications  com	  78387G103 290      6896 sh	  sole	  none		      6896
Schering Plough Corpcom	  806605101 950     25600 sh	  sole	  none		     25600
Softech Inc         com	  834021107 503    201200 sh	  sole	  none		    201200
SPDR TR	      unit ser1	  78462F103 18798  125000 sh	  sole	  none		    125000
Stryker Corp	    com	  863667101 107430 1540211sh	  sole	  none		   1540211
Sun Microsystems Inccom	  866810104 3533    37700 sh	  sole	  none		     37700
Tetra Tech Inc      com   88162F105 974	    41000 sh	  sole	  none		     41000
Tyco Intl Ltd New   com	  902124106 1160    23150 sh	  sole	  none		     23150
United Tech Corp    com   913017109 329	     5200 sh	  sole	  none		      5200
Vodafone Group PLC  com	  92857T107 354	     6375 sh	  sole	  none		      6375
Wal Mart Stores Inc com	  931142103 490	     8665 sh	  sole	  none		      8665
Worldcom Inc        com   98155K102 201	     4425 sh	  sole	  none		      4425
2002 Target Term Tr com	  90210103  155     11701 sh	  sole	  none		     11701